Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000226666
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSASX
C000226667
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSAQX
Without Sales Load [Member] | C000226666
Average Annual Return [Line Items]
Average Annual Return, Percent	2.31%	(0.27%)	2.03%
Without Sales Load [Member] | C000226667
Average Annual Return [Line Items]
Average Annual Return, Percent	15.51%	16.37%	15.51%
GE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
GE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%	16.47%	15.30%